GENERAL (Details Narrative) ₪ in Millions	Sep. 19, 2022	Jan. 27, 2020 ILS (₪)	Dec. 31, 2021 $ / shares	Dec. 05, 2021 $ / shares	Dec. 31, 2020 $ / shares	Feb. 07, 2019
GeneralLineItems [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001
Related Party Transaction, Description of Transaction	As a result of the Reorganization Transaction, the former holders of Gix Media Shares, who previously held approximately 68% of the Company’s Common Stock, hold approximately
Common Stock [Member]
GeneralLineItems [Line Items]
Common stock, par value				$ 0.0001
Third Party [Member]
GeneralLineItems [Line Items]
Recapitalization costs | ₪		₪ 13
Gix Media [Member]
GeneralLineItems [Line Items]
Equity method investment, ownership percentage			70.00%
Share Exchange Agreement [Member] | Viewbix Ltd., [Member]
GeneralLineItems [Line Items]
Equity method investment, ownership percentage				77.92%		99.83%